Right-of-use assets and Lease liabilities - Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-Of-Use Assets And Lease Liabilities
Current lease liabilities	$ 23,011	$ 18,192
Non-current lease liabilities	$ 60,801	$ 56,966